New Accounting Standards (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings	$ 5,924	$ 5,196
Total stockholders equity	5,102	19,915	$ 22,699
Accumulated other comprehensive income (loss)	$ (6,352)	$ 9,984